Finance expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Finance Expenses

	For the year ended December 31
	2024	2023	2022
	NIS in thousands

Expenses in respect of fees and interest	19,825	23,493	14,059
Exchange differences	70	554	-
Interest expense in respect of lease liability	820	726	630
Other	2,147	828	266
Total finance expenses	22,862	25,601	14,955